Warrants Liability (Restated) (Tables)	12 Months Ended
Jun. 30, 2024
Warrants Liability (Restated) [Abstract]
Schedule of Unlisted and Listed Warrants Liability
	30 June 2024 $	30 June 2023 $
Unlisted warrants ($10.00 expiring 27/05/2025) (b)	7,851,651	-
Listed warrants ($11.50 exp. 27/2/2029) (e)	2,340,413	-
Unlisted warrants ($10.71 exp. 27/02/2027) (c)	27,200,000	-
Unlisted warrants ($11.45 exp. 18/6/2029) (d)	472,000	-
	37,864,064	-
b)	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
c)	Warrants issued on 27 February 2024 with exercise price of $10.71 (subject to adjustments)
d)	Additional warrants issued to Empery Asset Management LP

Schedule of Warrants Liability
	30 June 2024 $	30 June 2023 $
Balance at beginning of year	-	-
Issue of unlisted warrants – (a)	-	-
Issue of unlisted warrants – (b)	9,876,533	-
Issue of unlisted warrants – (c)	27,200,000	-
Issue of unlisted warrants – (d)	365,000	-
Issue of listed warrants (note 29) – Replacement warrants	919,150
Exercise of warrants (note 22)	(21,120,000)	-
Gain/(loss) on fair value of warrants	20,623,381
Balance at end of year	37,864,064	-

a)	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
b)	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
c)	Warrants issued on 27 February 2024 with exercise price of $10.71 (subject to adjustments)
d)	Additional warrants issued to Empery Asset Management LP

Schedule of Fair Value of the Warrants Granted	The assumptions used in determining the fair value were as follows:
Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Implied issue date share price	$1.23

The fair value of the warrants granted is estimated as at 30 June 2024 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	5.134%
Expected life of warrants	0.91 years
Exercise price	$10.00
Implied share price at 30 June 2024	$1.79
The assumptions used in determining the fair value were as follows:
Assumptions
Number of warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Issue date share price	$10.20

As at 30 June 2024, the assumptions used in determining the fair value were as follows:

Assumptions
Number of warrants issued	400,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	5.134%
Expected life of warrants	0.91 years
Exercise price	$10.00
Share price at 30 June 2024	$11.27

The fair value of the warrants granted is estimated as at the date of grant (27 February 2024) using the Monte Carlo Simulation option pricing model (MCS methodology) taking into account the terms and conditions upon which the warrants were granted. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.5%
Expected life of warrants	3.00 years
Exercise price	$10.71
Issue date share price	$10.20

The fair value of the warrants issued is estimated as at 30 June 2024 using the Monte Carlo Simulation option pricing model (MCS methodology) taking into account the terms and conditions upon which the warrants were granted. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.585%
Expected life of warrants	2.66 years
Exercise price	$10.71
Share price at 30 June 2024	$11.27
The assumptions used in determining the fair value were as follows:
Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.3%
Expected life of warrants	5.00 years
Exercise price	$11.45
Implied Issue date share price	$1.53

The fair value of the warrants issued is estimated as at 30 June 2024 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. The assumptions used in determining the fair value were as follows:

Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.333%
Expected life of warrants	4.97 years
Exercise price	$11.45
Implied share price at 30 June 2024	$1.79

Schedule of Warrants

The following warrants were issued during the year ended 30 June 2024 to Polar upon closure of the Transaction:

Corporate Advisor	Number of warrants	Grant date	Expiry Date	Exercise Price	Fair value at issue date	Fair value at 30 June 2024
Polar	350,000	27 February 2024	27 May 2025	$10.00	$0	$0

The following warrants were issued during the year ended 30 June 2024 to Empery upon closure of the Transaction:

Corporate Advisor	Number of warrants	Grant date	Expiry Date	Exercise Price	Fair value at issue date	Fair value at 30 June 2024
Empery	1,000,000	27 February 2024	27 May 2025	$10.00	$3.599	$3.843

The following warrants were issued during the year ended 30 June 2024 to GEM:

Corporate Advisor	Number of Warrants	Grant date	Expiry Date	Exercise Price	Fair value at grant date	Fair value at 30 June 2024
GEM	1,814,797	27 February 2024	27 February 2027	$10.71	$5.623	$6.069

The following warrants were issued during the year ended 30 June 2024 to Empery:

Corporate Advisor	Number of Warrants issued	Grant date	Expiry Date	Exercise Price	Fair value at issue date	Fair value at 30 June 2024
Empery	1,000,000	18 June 2024	18 June 2029	$10.71	$0.365	$0.472

Schedule of Balance of Calibration Allowance

At 30 June 2024, the roll-forward of the balance of Calibration Allowance is as follows

Initial amount of Calibration Allowance as of February 27, 2024	$21,779,318
Amortisation and release of Calibration Allowance related to 600,000 warrants exercised on June 18, 2024	(15,191,591)
Amortization of Calibration Allowance related to 400,000 warrants outstanding	(2,323,127)
Balance of Calibration Allowances at 30 June 2024	$4,264,600